Production and similar taxes (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Disclosure of geographical areas [line items]
Production and similar taxes	$ 371	$ 531	$ 795	$ 899
US
Disclosure of geographical areas [line items]
Production and similar taxes	79	89	160	179
Non-US
Disclosure of geographical areas [line items]
Production and similar taxes	$ 292	$ 442	$ 635	$ 720